SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 segment	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of operating segments | segment	1					2
Reportable segments | segment	1
Derivative, gain (loss) net		$ 300	$ 0	$ (6,100)	$ 0	$ 300
Gain on sale of loans, net		63,561	57,434	131,896	116,069	140,353	$ 50,343
Impairment of internally developed software costs			0	0	8,591	8,591	0
Sales and marketing		22,144	15,031	54,077	40,979	55,657	52,761
Advertising expense		19,100	13,400	46,000	37,500	50,100	46,500
Software Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment of internally developed software costs					6,300	6,300
Software Purchased
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impairment of internally developed software costs					2,300	2,300
Marketable Securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain on sale of loans, net		900	900	4,500	2,700	1,100	(2,900)
Changes in fair value				2,235		10,176	1,962
Collateralized Loan Obligations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Changes in fair value		$ 9,200	$ 17,900	$ 7,700	$ 29,400	$ 16,500	$ (3,300)